UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Ranger Quest for Income & Growth Fund

SEMI-ANNUAL REPORT

JANUARY 31, 2013

(UNAUDITED)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

Other Assets in Excess of Liabilities, 1.07%
Aerospace, 2.40%
Back Office Support HR & Consulting, 4.42%
Banks Diversified, 10.16%
Building Roofing/Wallboard & Plumbing, 1.02%
Chemicals: Specialty, 2.09%
Computer Services Software & Systems, 10.35%
Consumer Services: Misc, 1.78%
Cosmetics, 1.01%
Electronic Components, 1.31%
Environmental Maint & Security Service, 2.44%
Foods, 1.89%
Health Care Management Services, 2.28%
Health Care Services, 10.02%
Homebuilding 1.10%
Insurance: Multi-Line, 0.98%
Insurance: Property-Casualty, 1.40%
Machinery: Industrial, 1.51%
Medical Services, 1.49%
Offshore Drilling & Other Services, 1.82%
Oil: Crude Producers, 4.55%
Pharmaceuticals, 4.92%
Railroad Equipment, 3.85%
Restaurants, 3.93%
Scientific Instruments: Electrical, 1.28%
Securities Brokerage & Services, 1.32%
Semiconductors & Components, 1.90%
Specialty Retail, 8.83%
Telecommunications Equipment, 1.98%
Textiles Apparel & Shoes, 2.57%
Transportation Miscellaneous, 1.23%
Short Term Investments, 3.10%

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

Liabialities in Excess of Other Assets , -3.58%
Aerospace & Defense , 2.22%
Automobiles, 2.84%
Beverages , 6.26%
Capital Markets , 4.67%
Chemicals, 1.37%
Commercial Banks , 2.11%
Diversified Financial Services, 2.79%
Diversified Telecommunication Services, 16.21%
Electric Utilities , 1.11%
Energy Equipment & Services, 2.32%
Food Products, 0.82%
Media , 2.61%
Oil, Gas & Consumable Fuels, 5.94%
Pharmaceuticals, 2.02%
Tobacco , 5.35%
Transportation Infrastructure , 3.97%
Wireless Telecommunication Services, 2.20%
Real Estate Investment Trusts, 17.83%
Master Limited Partnerships, 15.56%
Short Term Investments, 5.38%

	Ranger Small Cap Fund
	Schedule of Investments
	January 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 95.83%

Aerospace - 2.4%
3,175	Triumph Group, Inc.	$ 223,425

Back Office Support HR & Consutling - 4.42%
4,530	Advisory Board Co. *	245,707
2,420	Maximus, Inc.	165,939
		411,646
Banks: Diversified - 10.16%
13,605	Privatebancorp, Inc.	233,598
2,390	SVB Financial Group *	158,624
2,135	Signature Bank Corp. *	157,841
3,990	Home Bancshares, Inc.	138,533
3,810	Bank of the Ozarks, Inc.	138,379
2,915	Texas Capital Bancshares, Inc. *	120,681
		947,656
Building: Roofing/Wallboard & Plumbing - 1.02%
2,620	Beacon Roofing Supply, Inc. *	94,687

Chemicals: Specialty - 2.09%
7,435	Kraton Performance Polymers, Inc. *	195,169

Computer Services Software & Systems - 10.35%
9,840	Synchronoss Tech, Inc. *	234,290
12,720	Liveperson, Inc. *	170,066
10,582	Tangoe, Inc. *	152,910
3,774	SPS Commerce, Inc. *	146,846
6,330	QLIK Technologies, Inc. *	140,589
8,800	AVG Technologies N.V. *	120,560
		965,261
Consumer Services: Misc - 1.78%
3,265	Coinstar, Inc. *	166,123

Cosmetics - 1.01%
4,350	Inter Parfums, Inc.	94,438

Electronic Components - 1.31%
8,350	Invensense, Inc. *	121,910

Environmental Maint & Security Service - 2.44%
9,400	Healthcare Services Group, Inc.	227,010

Foods - 1.89%
2,465	Annies, Inc. *	88,395
1,660	Treehouse Foods, Inc. *	87,864
		176,259
Health Care Management Services - 2.28%
2,730	Centene Corp. *	117,827
1,810	Computer Programs and Systems, Inc.	95,224
		213,051
Health Care Services - 10.02%
7,520	Air Methods Corp.	328,774
8,485	HMS Holdings Corp. *	231,301
2,400	AthenaHealth, Inc. *	207,528
3,550	Medidata Solutions, Inc. *	166,105
		933,708
Homebuilding - 1.1%
2,315	Meritage Homes Corp. *	102,416

Insurance: Multi-Line - 0.98%
3,750	Ehealth, Inc. *	91,387

Insurance: Property-Casualty - 1.4%
9,900	Hilltop Holdings, Inc. *	130,086

Machinery: Industrial - 1.51%
2,120	Chart Industries, Inc. *	140,323

Medical Services - 1.49%
4,100	Parexel International Corp. *	138,785

Offshore Drilling & Other Services - 1.82%
16,310	Pacific Drilling S.A. *	169,787

Oil: Crude Producers - 4.55%
4,480	Gulfport Energy Corp. *	184,890
5,260	Approach Resources, Inc. *	139,863
19,284	Callon Petroleum Co. *	99,313
		424,066
Pharmaceuticals - 4.92%
16,965	Akorn, Inc. *	222,072
6,590	Prestige Brands Holdings, Inc. *	141,355
4,720	Impax Laboratories, Inc. *	95,155
		458,582
Railroad Equipment - 3.85%
3,835	Westinghouse Air Brake Technologies Corp.	359,033

Restaurants - 3.93%
1,840	Buffalo Wild Wings, Inc. *	135,332
11,753	Sonic Corp. *	131,163
2,710	Red Robin Gourmet Burgers, Inc. *	100,189
		366,684
Scientific Instruments: Electrical - 1.28%
2,910	EnerSys *	119,106

Securities Brokerage & Services - 1.32%
3,255	Marketaxess Holdings, Inc.	123,072

Semiconductors & Components - 1.9%
13,460	Applied Micro Circuits Corp. *	115,352
7,690	INPHI Corp. *	61,751
		177,103
Specialty Retail - 8.83%
13,860	Pier 1 Imports, Inc.	300,623
4,485	Asbury Automotive Group, Inc. *	159,487
4,910	Francescas Holdings Corp. *	139,444
1,870	Group 1 Automotive, Inc.	126,674
1,845	Hibbett Sports, Inc. *	97,158
		823,386
Telecommunications Equipment - 1.98%
7,020	Vocera Communications, Inc. *	184,345

Textiles Apparel & Shoes - 2.57%
3,820	Steven Madden Ltd. *	176,026
1,598	Deckers Outdoor Corp. *	63,840
		239,866
Transportation Miscellaneous - 1.23%
3,115	Hub Group, Inc. *	114,663

TOTAL FOR COMMON STOCKS (Cost $8,277,669) - 95.83%		8,933,033

SHORT TERM INVESTMENTS - 3.10%
289,150	First American Gov't Obligation Fund Class Z 0.00% **	289,150

TOTAL SHORT TERM INVESTMENTS (Cost $289,150) - 3.10%		289,150

TOTAL INVESTMENTS (Cost $8,566,819) - 98.93%		9,222,183

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.07%		99,209

NET ASSETS - 100.00%		$ 9,321,392

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income and Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 64.81%

Aerospace & Defense - 2.22%
5,690	Bae Systems Plc. ADR (United Kingdom)	$ 123,587

Automobiles - 2.84%
2,717	Daimler AG (Germany)*	158,375

Beverages - 6.26%
11,202	Coca-Cola Amatil, Ltd. (Australia)	161,647
440,000	Thai Beverage PCL	186,606
		348,253
Capital Markets - 4.67%
5,784	Federation Investors, Inc.	136,849
11,026	Pennantpark Investment Corp. *	123,271
		260,120
Chemicals - 1.37%
750	Basic Energy Services, Inc.*	76,039

Commercial Banks - 2.11%
1,748	Common Wealth Bank Of Australia (Australia) *	117,463

Diversified Financial Services - 2.79%
14,149	KKR Financial Holdings LLC.	155,497

Diversified Telecommunication Services - 16.21%
4,445	At&T, Inc.	154,642
3,650	BCE, Inc.	162,186
5,620	Belgacom S.A.	171,561
36,000	Singapore Telecom Ltd. (Singapore)	101,785
325	Swisscom AG-REG*	144,060
6,987	Telstra Corp. Ltd. ADR (Australia)	167,898
		902,132
Electric Utilities - 1.11%
1,392	Southern Co.	61,568

Energy Equipment & Services - 2.32%
1,723	Diamond Offshore Drilling, Inc.	129,380

Food Products - 0.82%
100,000	Asian Citrus Holdings Ltd. (Hong Kong)	45,385

Media - 2.61%
9,714	Regal Entertainment Group Class A	145,030

Oil, Gas & Consumable Fuels - 5.94%
6,925	Canadian Oil Sands Ltd.	145,764
3,413	Total SA (France)	185,064
		330,828
Pharmaceuticals - 2.02%
556	Novartis AG ADR (Switzerland) *	37,708
1,541	Sanofi ADR (France) *	75,016
		112,724
Tobacco - 5.35%
1,042	British American Tobacco Plc. ADR	108,264
1,313	Imperial Tobacco Group Plc. ADR (United Kingdom)	98,212
1,035	Philip Morris International, Inc.	91,246
		297,722
Transportation Infrastructure - 3.97%
63,200	Bangkok Expressway PCL	87,366
54,300	Sats Ltd.	133,787
		221,153
Wireless Telecommunication Services - 2.20%
4,476	Vodafone Group Plc. ADR	122,284

TOTAL FOR COMMON STOCKS (Cost $3,256,929) - 64.81%		3,607,540

REAL ESTATE INVESTMENT TRUSTS - 17.83%
10,424	Annaly Capital Management, Inc.	155,005
1,874	Health Care Reit, Inc.	117,762
3,846	National Retail Properties, Inc.	123,149
8,127	Northstar Realty Finance Corp. *	63,391
7,393	Penny Mac Mortgage Investment Trust	196,654
4,001	Realty Income Corp.	174,784
6,314	Starwood Property Trust, Inc.	161,891
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $886,989) - 17.83%		992,636

MASTER LIMITED PARTNERSHIPS - 15.56%
Oil, Gas & Consumable Fuels - 14.15%

2,639	Energy Transfer Equity, L.P. *	133,428
2,892	Energy Transfer Partners, L.P.	135,895
1,343	Kinder Morgan Energy Partners, L.P.	119,393
3,145	Plains All American Pipeline, L.P.	165,741
2,818	TC Pipelines, L.P.	122,019
2,789	Teekay LNG Partners, L.P.	111,337
		787,813
Electric Utilities - 1.41%
2,101	Brookfield Infrastructure Partners, L.P.	78,451

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $785,395) - 15.56%		$ 866,264

SHORT TERM INVESTMENTS - 5.38%
299,574	First American Government Obligation Fund 0.00% ** (Cost $299,574)	299,574

TOTAL INVESTMENTS (Cost $5,228,887) - 103.58%		$ 5,766,014

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.58%)		(199,354)

NET ASSETS - 100.00%		$ 5,566,660

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
The accompanying notes are an integral part of these financial statements

Ranger Funds Investment Trust
Statements of Assets and Liabilities
January 31, 2013 (Unaudited)

Assets:	Small CapFund	Quest for Income & Growth Fund
Investments in Securities, at Value (Cost $8,566,819 and $5,228,887)	$ 9,222,183	$ 5,766,014
Cash	1,000	9,975
Receivables:
Dividends and Interest	2	15,914
Securities Sold	128,783	-
Due from Advisor	-	9,718
Other Assets	-	-
Prepaid Expenses	2,639	3,324
Total Assets	9,354,607	5,804,945
Liabilities:
Payables:
Advisory Fees	5,088	-
Trustee Fees	307	307
Securities Purchased	8,883	220,718
Other Expenses	18,937	17,260
Total Liabilities	33,215	238,285
Net Assets	$ 9,321,392	$ 5,566,660

Net Assets Consist of:
Paid In Capital	9,290,924	$ 5,012,255
Accumulated Undistributed Net Investment Loss	(166,775)	(7,317)
Accumulated Realized Gain (Loss) on Investments	(458,121)	24,595
Unrealized Appreciation in Value of Investments	655,364	537,127
Net Assets, for 716,518 and 437,629 Institutional Class Shares Outstanding, respectively	$ 9,321,392	$ 5,566,660

Net Asset Value Per Share	$ 13.01	$ 12.72

The accompanying notes are an integral part of these financial statements.

Ranger Funds Investment Trust
Statements of Operations
For the six months ended January 31, 2013 (Unaudited)

Investment Income:	Small CapFund	Quest for Income & Growth Fund
Dividends (net of foreign withholding of $0 and $2,577, respectively)	$ 41,571	$ 119,360
Interest	20	13
Total Investment Income	41,591	119,373

Expenses:
Advisory Fees (Note 4)	44,582	21,329
Audit Fees	6,931	6,931
Transfer Agent & Accounting Fees	14,165	9,150
Registration Fees	1,242	2,994
Custody Fees	1,469	1,257
Insurance Fees	2,094	2,094
Trustee Fees	1,260	1,260
Offering Fees	1,755	1,755
Printing Fees	364	238
Miscellaneous Fees	3,114	2,134
Legal Fees	4,975	4,894
Total Expenses	81,951	54,036
Advisory Fees Waived (Note 4)	(29,518)	(29,554)
Net Expenses	52,433	24,482

Net Investment Income (Loss)	(10,842)	94,891

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(587,744)	(112)
Net Change in Unrealized Appreciation on Investments	857,443	333,442
Net Realized and Unrealized Gain on Investments	269,699	333,330

Net Increase in Net Assets Resulting from Operations	$ 258,857	$ 428,221

The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended	*
	1/31/2013	7/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (10,842)	$ (41,521)
Net Realized Gain (Loss) on Investments	(587,744)	130,760
Net Change in Unrealized Appreciation (Depreciation) on Investments	857,443	(202,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	258,857	(112,840)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains - Short Term	(155,933)	(1,137)
Realized Gains - Long Term	-	-
Total Distributions Paid to Shareholders	(155,933)	(1,137)

Capital Share Transactions (Note 5)	407,344	8,875,101

Total Increase in Net Assets	510,268	8,761,124

Net Assets:
Beginning of Period	8,811,124	50,000

End of Period (Including Undistributed Net Investment Income (Loss)	$ 9,321,392	$ 8,811,124
of $(166,775) and $0, respectively)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.
The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income & Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended
	1/31/2013	7/31/2012	*
Increase in Net Assets From Operations:
Net Investment Income	$ 94,891	$ 64,821
Net Realized Gain on Investments	(112)	27,392
Net Change in Unrealized Appreciation on Investments	333,442	203,685
Net Increase in Net Assets Resulting from Operations	428,221	295,898

Distributions to Shareholders:
Net Investment Income	(125,674)	(7,915)
Realized Gains - Short Term	(32,577)	(966)
Realized Gains - Long Term	(2,582)	-
Total Distributions Paid to Shareholders	(160,833)	(8,881)

Capital Share Transactions (Note 5)	1,573,613	3,388,642

Total Increase in Net Assets	1,841,001	3,675,659

Net Assets:
Beginning of Period	3,725,659	50,000

End of Period (Including Undistributed Net Investment Income (Loss) of $(7,317) and $56,043, respectively)	$ 5,566,660	$ 3,725,659

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.
The accompanying notes are an integral part of these financial statements.

Ranger Small Cap Fund
Financial Highlights
Selected data for an institutional class share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended	*
	1/31/2013		7/31/2012

Net Asset Value, at Beginning of Period	$ 12.90		$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.02)		(0.10)
Net Gain on Securities (Realized and Unrealized)	0.35		3.01
Total from Investment Operations	0.33		2.91

Distributions:
Net Investment Income	(0.22)		(0.01)
Total from Distributions	(0.22)		(0.01)

Net Asset Value, at End of Period	$ 13.01		$ 12.90

Total Return ***	2.69%	(b)	29.15%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,321		$ 8,811
Before Waivers
Ratio of Expenses to Average Net Assets	1.84%	(a)	2.29%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.91)%	(a)	(2.00)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.18%	(a)	1.25%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.24)%	(a)	(0.95)%	(a)
Portfolio Turnover	53.18%	(b)	92.21%	(b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

Ranger Quest for Income & Growth Fund
Financial Highlights
Selected data for an institutional class share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended	*
	1/31/2013		7/31/2012

Net Asset Value, at Beginning of Period	$ 12.01		$ 10.00

Income From Investment Operations:
Net Investment Income **	0.27		0.45
Net Gain on Securities (Realized and Unrealized)	0.90		1.68
Total from Investment Operations	1.17		2.13

Distributions:
Net Investment Income	(0.45)		(0.12)
Realized Gains	(0.01)		-
Total from Distributions	(0.46)		(0.12)

Net Asset Value, at End of Period	$ 12.72		$ 12.01

Total Return ***	9.97%	(b)	21.52%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,567		$ 3,726
Before Waivers
Ratio of Expenses to Average Net Assets	2.53%	(a)	4.85%	(a)
Ratio of Net Investment Income to Average Net Assets	3.06%	(a)	1.18%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.15%	(a)	1.20%	(a)
Ratio of Net Investment Income to Average Net Assets	4.44%	(a)	4.84%	(a)
Portfolio Turnover	18.02%	(b)	22.40%	(b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends. Not annualized for period of less than one year.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2013 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund (the “Funds”). Ranger Small Cap Fund (“Small Cap”) is a diversified portfolio with an investment objective seeking long-term growth of capital.  Ranger Quest for Income and Growth Fund (“Income and Growth”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Each Fund offers Institutional Class Shares and Investor Class Shares, but as of July 31, 2012 has only issued Institutional Class Shares. The affairs of the Trust are managed by a Board of Trustees (the “Board”).  The Declaration of Trust permits the Board to create additional funds and share classes.

The Funds did not have any operations before September 29, 2011, other than those relating to the sale and issuance of common shares in the amount of 5,000 Institutional Class Shares in each of the Funds to Ranger Capital Group Holdings, L.P. (a related party).

Ranger Investment Management, L.P. (the “Small Cap Adviser”) and Ranger International (TX) Management, L.P, (the “Income & Growth Adviser”) serve as investment advisers to Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively. All costs incurred by the Fund in connection with its organization have been advanced by the Small Cap Adviser and the Income & Growth Adviser and are subject to recoupment as described in Note 4. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized using the straight line method.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of, and during the period ended, July 31, 2012, the officers of the Trust have analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended, January 31, 2013, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The first-in first-out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Share valuation: The net asset value per share of each class of shares for Small Cap and Income & Growth are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap and Income & Growth is equal to the net asset value per share.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the year-end exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net gain (loss) on investments in the statement of operations.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agency and Service Agreement, MSS will provide all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to a Fund Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Portfolio.

For the services rendered to the Funds Pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2013, the Small Cap Fund and the Income and Growth Fund accrued $14,165 and $9,150 in Transfer Agent and Accounting fees, respectively.  At January 31, 2013, the Small Cap Fund and the Income and Growth Fund owed $1,225 and $2,416 in Transfer Agent and Accounting fees, respectively.

12b-1 Plan and Distribution Agreement: The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay its distributor for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Classes of the Fund are not subject to a 12b-1 fee.    Under the Plan, the Trust may engage in any activities related to the distribution of each Fund's shares.

Rafferty Capital Markets, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

The Trust, its advisers and sub-adviser are not affiliated with the Distributor.

For the six months ended January 31, 2013, the Trust did not have any Investor class shares outstanding and therefore did not accrue for any 12b-1 fees.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

The Income & Growth Fund may invest in master limited partnership interests ("MLPs").  MLPs are limited partnerships, the interests in which (known as "units") are typically traded on public exchanges consistent with corporate stock.  Master limited partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships.  These securities will be classified as Level 1 of the value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,933,033	$ -	$ -	$ 8,933,033
Short-Term Investments:
First American Gov't Obligation Fund Class Z	289,150	-	-	289,150
Total	$ 9,222,183	$ -	$ -	$ 9,222,183

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,607,540	$ -	$ -	$ 3,607,540
Real Estate Investment Trusts	992,636	-	-	992,636
Master Limited Partnerships	866,264	-	-	866,264
Short-Term Investments:
First American Gov't Obligation Fund Class Z	299,574	-	-	299,574
Total	$ 5,766,014	$ -	$ -	$ 5,766,014

Neither Fund held any Level 3 assets during the six months ended January 31, 2013.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  Neither Fund had transfers into or out of Level 2 during the six months ended January 31, 2013.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2013.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Advisory Agreements (‘Advisory Agreements”) with the Trust, the Small Cap Adviser and the Income & Growth Adviser are entitled to investment advisory fees, computed daily and payable monthly of 0.083% (1.0% per annum) of the average daily net assets of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  For the six months ended January 31, 2013, the Adviser earned $44,582 and $21,329 from the Small Cap Fund and Growth and Income Fund, respectively.  In connection with the Expense Limitation Agreement at January 31, 2013, the Adviser was owed $5,088 for the Small Cap Fund. At January 31, 2013, the Adviser owed $9,718 to the Growth and Income Fund in connection with the Expense Limitation Agreement.

The Small Cap Adviser and the Income & Growth Adviser have each entered into an Operation Expenses Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby they have agreed to waive fees with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of acquired Fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.25% and 1.20%, respectively, until November 1, 2012.  From November 1, 2012 until November 30, 2013, pursuant to the Expense Limitation Agreement, Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.10% and 1.10%, respectively.  The Small Cap Adviser and the Income & Growth Adviser may recoup any waived amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the respective adviser incurred the expenses.  As of January 31, 2013, the Adviser is able to recapture $75,612 in expenses pursuant to the Expense Limitation Agreement for the Small Cap Fund. As of January 31, 2013, the Adviser is able to recapture $78,516 in expenses pursuant to the Expense Limitation Agreement for the Income and Growth Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Growth & Income Fund
July 31, 2012	July 31, 2015	$46,094	$48,962

As mentioned in Note 1, the Small Cap Adviser and the Income & Growth Adviser have paid offering costs in the amount of $3,510 ($1,755 per Fund) to be reimbursed by the respective Funds.

Note 5. Capital Share Transactions

At January 31, 2013, there were unlimited shares authorized at no par value for the Ranger Funds Investment Trust (which includes the Small Cap Fund and the Income and Growth Fund), and paid in capital amounted to $8,883,580 for the Small Cap Fund and $3,438,642 for the Income and Growth Fund. The following table summarizes transactions in capital for the period ended July 31, 2012 and the six months ended January 31, 2013:

Small Cap Fund	Six Months Ended January 31, 2013		Period Ended July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	35,716	$439,441	720,873	$9,410,856
Shares reinvested	1,872	22,595	92	1,137
Shares redeemed	(4,258)	(54,692)	(42,777)	(536,892)
Net increase	33,330	$407,344	678,188	$8,875,101

Income and Growth Fund	Six Months Ended January 31, 2013		Period Ended July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	135,267	$1,666,130	361,612	$4,027,407
Shares reinvested	13,561	160,833	831	8,881
Shares redeemed	(21,413)	(253,350)	(57,228)	(647,646)
Net increase	127,415	$1,573,613	305,215	$3,388,642

All of the above capital transactions relate to the Institutional Class share classes only.

Note 6. Investments

Small Cap Fund

For the six months ended January 31, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $4,662,569 and $4,579,588, respectively. For federal income tax purposes, as of January 31, 2013, the gross unrealized appreciation for all securities totaled $961,602 and the gross unrealized depreciation for all securities totaled $306,238, for a net unrealized appreciation of $655,364.  The cost basis of securities owned for financial statement purposes is lower than the cost basis for income tax purposes by $67,838 due to wash sale adjustments.  The aggregate cost of securities for federal income tax purposes at January 31, 2013, was $8,566,819.

Income and Growth Fund

For the six months ended January 31, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $2,430,874 and $743,813, respectively. For federal income tax purposes, as of January 31, 2013, the gross unrealized appreciation for all securities totaled $568,563 and the gross unrealized depreciation for all securities totaled $31,436, for a net unrealized appreciation of $537,127.  The aggregate cost of securities for federal income tax purposes at January 31, 2013, was $5,228,887.

Note 7. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2013, a short-term capital gain distribution of $0.2202 per share was paid on 12/27/2012, for shareholders on record as of 12/26/2012, for a total distribution of $155,933.

During the period ended July 31, 2012, a short-term capital gain distribution of $0.0142 per share was paid on 12/27/2011, for shareholders on record as of 12/26/2011, for a total distribution of $1,137.

The tax character of distributions paid during the six months ended January 31, 2013 was as follows:

Ordinary Income                $155,933

As of January 31, 2013, for tax purposes the Small Cap Fund’s undistributed net investment income was $0 and its undistributed realized loss (“capital loss carryforward”) on investments was $587,744.  Additionally, the Small Cap Fund has no post October capital losses as of January 31, 2013, and its accumulated net realized gain on investments is $0.

Income and Growth Fund

During the six months ended January 31, 2013, a short-term capital gain distribution of $0.0921 per share, a long-term capital gain distribution of $0.0073 per share, and an ordinary income distribution of $0.3553 per share were paid on 12/27/2012, for shareholders on record as of 12/26/2012, for a total distribution of $160,833.

During the period ended July 31, 2012, a short-term capital gain distribution of $0.0137 per share, and an ordinary income distribution of $0.1123 per share were paid on 12/27/2011, for shareholders on record as of 12/26/2011, for a total distribution of $8,881.

The tax character of distributions paid during the six months ended January 31, 2013 was as follows:

Ordinary Income                $158,251

Capital Gain                        $    2,582

As of January 31, 2013, for tax purposes Income and Growth Fund’s undistributed net investment income was $0 and its undistributed realized loss (“capital loss carryforward”) on investments was $112.  Additionally, the Income and Growth Fund has post October capital losses of $863 as of January 31, 2013, and its accumulated net realized gain on investments is $24,595.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of January 31, 2013, R E Smith Sub S Trust, held approximately 84.50% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2013, Charles Schwab & Co., Inc., held in omnibus accounts for the benefit of others, approximately 81.39% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.

Note 9. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Ranger Funds Investment Trust
Expense Illustration
January 31, 2013 (Unaudited)

Expense Example

As an institutional class shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2012 through January 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2012	January 31, 2013	August 1, 2012 to January 31, 2013

Actual	$1,000.00	$1,026.93	$6.03
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.26	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/365.

Ranger Quest for Income and Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2012	January 31, 2013	August 1, 2012 to January 31, 2013

Actual	$1,000.00	$1,099.72	$6.09
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.41	$5.85

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2013 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005); Director, Fiberforge (since 2000) (carbon fiber technology).	4	None.
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisors.	N/A	None.
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisors.	N/A	None.
Thomas E. Burson Year of Birth: 1960	Chief Compliance Officer (since September 2011)	Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since 2004), and its affiliated investment advisors.	N/A	None.
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002) and its affiliated investment advisors.	N/A	None.

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to Ranger Funds Investment Trust.

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
James F. McCain Year of Birth: 1951	Independent Trustee (since September 2011)	Chief Compliance Officer, SteelPath Capital Management LLC and SteelPath Fund Advisors, LLC; Chief Compliance Officer and Anti-Money Laundering Officer, SteelPath MLP Funds Trust (since 2010); Chief Compliance Officer, Brazos Capital Management; Chief Compliance Officer, Secretary and Anti-Money Laundering Officer, PineBridge Mutual Funds (2007–2010); Chief Compliance Officer, G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds (2004–2007).	4	None.
Curtis A. Hite 16633 Dallas Pkwy Suite 100 Addison, Texas 75001 Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Enterprises (since 2007) (technology consulting); CEO, Valtech Technologies (2000–2006) (technology consulting).	4	None.

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2013 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-866-458-4744.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date  April 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date  April 2, 2013

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date  April 2, 2013